Convertible Preferred Shares and Redeemable Convertible Preferred Shares	12 Months Ended
Dec. 31, 2021
Convertible Preferred Stock And Redeemable Convertible Preferred Stock [Abstract]
Convertible Preferred Shares and Redeemable Convertible Preferred Shares
15.	CONVERTIBLE PREFERRED SHARES AND REDEEMABLE CONVERTIBLE PREFERRED SHARES
As of January 1, 2020, several investors held in aggregate

458,116,000
 o
f Series A convertible preferred shares (“Series A Preferred Shares”),

153,603,600
 of

Series B convertible preferred shares (“Series B Preferred Shares”),

185,665,192

o
f Series C redeemable convertible preferred shares (“Series C Preferred Shares”),

842,738,782

of redeemable convertible preferred shares (“Series D Preferred Shares”) and
55,089,998
 of Series D+ redeemable convertible preferred shares (the “Series D+ Preferred Shares”). On January 8, 2020, the Company received cash consideration of US$
20,000
 in exchange for issuing
22,035,999
 Series D+ redeemable convertible preferred shares (the “Series D+ Preferred Shares”) (collectively, the “Preferred Shares”).

Prior

to the Company’s IPO, the Series A Preferred Shares were classified as permanent equity because they were not redeemable and the holders of the Series A Preferred Shares were entitled to receive the same form of consideration in the event of liquidation, dissolution or winding up of the Company, either voluntary or involuntary, or any deemed liquidation event as defined in the Company’s articles of association (“Liquidation Transaction”) as holders of equally and more subordinated equity instruments, specifically, the ordinary shareholders. The Series B Preferred Shares were classified as mezzanine equity as they may be redeemed upon the occurrence of conditional events such as a Liquidation Transaction and Kingsoft Corporation Limited’s voluntary refusal to approve the Series B Qualified IPO proposal. The Series C, Series D and Series D+ Preferred Shares were classified as mezzanine equity as they may be redeemed at the option of the holders on or after an agreed upon date outside the sole control of the Company.
The Company chose to recognize changes in the redemption value as they occur and adjusted the carrying amount of the Series C, Series D and Series D+ Preferred Shares to equal the redemption value at the end of each reporting period.
Upon completion of the Company’s IPO on May 8, 2020, all the Preferred Shares were converted on a one-for-one
basis into ordinary shares (Note 19).